WP Large Cap Income Plus Fund
		Schedule of Investments
		February 29, 2024 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Banks
67,500	Bank of America Corporation +			$ 2,330,100
12,900	JPMorgan Chase & Co. +			2,400,174
80,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			821,600
25,000	UBS Group AG (Switzerland) +			711,250
42,400	Wells Fargo & Company +			2,357,016
				8,620,140	38.45%

Beverages
1,800	Diageo PLC - ADR +			271,440	1.21%

Biotechnology
246,998	ImmunityBio, Inc. * +			1,168,301	5.21%

Diversified Financial Services
2,400	Berkshire Hathaway Inc. - Class B * +			982,560	4.38%

Hotels, Restaurants & Leisure
1,000	McDonald's Corporation +			292,280	1.30%

Oil, Gas & Consumable Fuels
2,000	Chevron Corporation +			304,020
8,600	Exxon Mobil Corporation +			898,872
7,000	Occidental Petroleum Corporation +			424,270
				1,627,162	7.26%

Software
10,650	Microsoft Corporation +			4,405,266	19.64%

Technology Hardware, Storage & Peripherals
22,500	Apple Inc. +			4,066,875	18.13%

Tobacco
6,000	Altria Group, Inc. +			245,460	1.09%

Total for Common Stocks (Cost $8,644,175)				21,679,484	96.67%

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

ImmunityBio, Inc. *
April 19, 2024 Calls @ $7.50		1000	$ 750,000	52,500

Total for Options Purchased (Premiums Paid - $19,685)			$ 750,000	52,500	0.23%

MONEY MARKET FUNDS
698,604	Federated Hermes Government Obligations Fund - Institutional
	Class 5.18% ***			698,604	3.12%
Total for Money Market Funds (Cost $698,604)

Total Investment Securities (Cost - $9,362,464)				22,430,588	100.02%

Liabilities in Excess of Other Assets				(4,358)	-0.02%

Net Assets				$ 22,426,230	100.00%

ADR - American Depository Receipt
* Non-Income Producing Securities.
*** The rate shown represents the 7-day yield at February 29, 2024.
+ Portion or all of the security is pledged as collateral for options written.

WP Large Cap Income Plus Fund
		Schedule of Options Written
		February 29, 2024 (Unaudited)
Underlying Security				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Put Options Written
CBOE S&P 500 Index *
June 20, 2025 Puts @ $3,600		10		$ 3,600,000	$ 45,100
Total Put Options Written (Premiums Received $47,570)				$ 3,600,000	$ 45,100

* Non-Income Producing Securities.